Property, Plant and Equipment, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net
Property, plant and equipment	$ 83,329,232	$ 87,342,530	$ 85,719,810
Cost
Property, Plant and Equipment, Net
Property, plant and equipment	192,358,016	186,145,082	170,050,929
Accumulated Amortisation
Property, Plant and Equipment, Net
Property, plant and equipment	(109,028,784)	(98,802,552)	$ (84,331,119)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment	12,654,351	12,891,527
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	34,923,489	31,021,716
Subscriber leased set-top equipment | Accumulated Amortisation
Property, Plant and Equipment, Net
Property, plant and equipment	$ (22,269,138)	$ (18,130,189)